Average Annual Total Returns (Vanguard International Explorer Fund Participant)	Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014	Standard & Poor's EPAC SmallCap Index Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.88%)	(3.43%)
Five Years	7.97%	8.48%
Ten Years	6.65%	6.60%